Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Other Intangible Assets Disclosure

12.       Other intangible assets, net

	December 31,	December 31,
	2015	2014
	$’M	$’M
	________________	________________
Amortized intangible assets
Intellectual property rights acquired for currently marketed products	9,371.9	4,816.9
Other intangible assets[1]	375.0	30.0
	________________	________________
	9,746.9	4,846.9
Unamortized intangible assets
Intellectual property rights acquired for IPR&D	1,362.0	1,550.0
	________________	________________
	11,108.9	6,396.9

Less: Accumulated amortization[2]	(1,935.6)	(1,462.5)
	________________	________________
	9,173.3	4,934.4
	________________	________________

  Other intangible assets primarily comprises of royalty right assets acquired with NPS Pharma.
  Comprising $1,852.1 million of accumulated amortization for intellectual property rights acquired for currently marketed products and $83.5 million for other intangible assets.

The change in the net book value of other intangible assets for the year to December 31, 2015 and 2014 is shown in the table below:

	Other intangible assets
	2015	2014
	$’M	$’M
	________________	________________
As at January 1,	4,934.4	2,312.6
Acquisitions	5,474.9	3,118.6
Divestment of non-core products	-	(17.3)
Amortization charged	(498.7)	(243.8)
Impairment charges	(643.7)	(190.3)
Foreign currency translation	(93.6)	(45.4)
	________________	________________
As at December 31,	9,173.3	4,934.4
	________________	________________

In the year to December 31, 2015 the Company acquired intangible assets totaling $5,475 million, primarily relating to the fair value of intangible assets for currently marketed products and royalty right assets acquired with NPS Pharma of $4,993 million and IPR&D assets of $475 million acquired with Meritage and Foresight (see Note 3 for further details).

The Company reviews its intangible assets for impairment whenever events or circumstances suggest that their carrying value may not be recoverable. In the year to December 31, 2015 the Company identified indicators of impairment in respect of its SHP625 (for the treatment of cholestatic liver disease), and SHP608 (for the treatment of DEB) IPR&D assets.

The indicators of impairment related to SHP625 in 2015 included the results of three Phase 2 studies, comprising a 13-week study of 20 paediatric patients with Alagille syndrome (“ALGS”), a 13 week, double blind, placebo-controlled trial in combination with ursodeoxycholic acid (“UDCA”) for patients with Primary Biliary Cirrhosis (“PBC”), and preliminary results from a 72 week open label Phase 2 study in Progressive Familial Intrahepatic Cholestasis (“PFIC”).  Although both the ALGS and PBC trials indicated a reduction in bile serum acids in the SHP625 treated group, neither of these trials met their primary or secondary endpoints. The interim analysis in the PFIC trial was based on the first 12 subjects who completed 13 weeks of treatment per protocol. There was no statistically significant reduction in mean serum bile acid levels from baseline. Following receipt of these results, the Company also updated its revenue and profitability forecasts for ALGS and PFIC.

As a result of these impairment indicators, the Company reviewed the recoverability of its SHP625 IPR&D asset and recorded impairment charges totaling $467 million (within R&D expenses in the consolidated statement of income) in 2015, to record the SHP625 IPR&D asset to its revised fair value of $nil. This fair value was based on the revised discounted cash flow forecasts associated with SHP625, which included a reduced probability of achieving regulatory approval.

For SHP608, preclinical toxicity findings in the second quarter of 2015 have led to a significant reduction in the probability of achieving regulatory approval of this asset. As a result, the Company recorded an impairment charge of $176.7 million within R&D expenses in the consolidated statement of income to fully write off the SHP608 IPR&D asset.

The fair values of the related contingent consideration liabilities arising from the Lumena and Lotus Tissue Repair acquisitions (through which Shire acquired SHP625 and SHP608 respectively) have also been reduced, resulting in a credit of $203.2 million being recorded in Integration and acquisition costs for the year ended December 31, 2015.

In the year to December 31, 2014 the Company identified indicators of impairment in respect of its SHP602 (iron chelating agent for the treatment of iron overload secondary to chronic transfusion) and SHP613 (for the treatment of improvement in patency of arteriovenous access in hemodialysis patients) IPR&D assets. The Company therefore reviewed the recoverability of its SHP602 and SHP613 IPR&D assets and recorded an impairment charge of $166.0 million and $22.0 million, respectively, within R&D expenses in the consolidated statement of income to record the IPR&D assets to their revised fair value.

Management estimates that the annual amortization charge in respect of intangible assets held at December 31, 2015 will be approximately $465 million for each of the five years to December 31, 2020. Estimated amortization expense can be affected by various factors including future acquisitions, disposals of product rights, regulatory approval and subsequent amortization of acquired IPR&D projects, foreign exchange movements and the technological advancement and regulatory approval of competitor products.